Condensed Statements Of Changes In Shareholders' Equity - USD ($)	Total	Previously Reported [Member]	Enjoy Technology Inc [Member]	Enjoy Technology Inc [Member] Previously Reported [Member]	Class A [Member]	Class A [Member] Previously Reported [Member]	Class B [Member]	Redeemable Convertible Preferred Stock [Member] Enjoy Technology Inc [Member]	Redeemable Convertible Preferred Stock [Member] Enjoy Technology Inc [Member] Previously Reported [Member]	Ordinary Shares Enjoy Technology Inc [Member]	Ordinary Shares Enjoy Technology Inc [Member] Previously Reported [Member]	Ordinary Shares Class A [Member]	Ordinary Shares Class B [Member]	Additional Paid-in Capital	Additional Paid-in Capital Enjoy Technology Inc [Member]	Additional Paid-in Capital Enjoy Technology Inc [Member] Previously Reported [Member]	Accumulated Other Comprehensive Income Enjoy Technology Inc [Member]	Accumulated Other Comprehensive Income Enjoy Technology Inc [Member] Previously Reported [Member]	Accumulated Deficit	Accumulated Deficit Enjoy Technology Inc [Member]	Accumulated Deficit Enjoy Technology Inc [Member] Previously Reported [Member]
Beginning Balance, Value at Dec. 31, 2018								$ 186,638,000
Beginning Balance, Shares at Dec. 31, 2018								99,479,004
Beginning balance at Dec. 31, 2018			$ (172,532,000)							$ 1,000					$ 1,863,000		$ 59,000			$ (174,455,000)
Beginning balance (in shares) at Dec. 31, 2018										59,077,665
Issuance of common stock upon exercise of stock options			505,000												505,000
Issuance of common stock upon exercise of stock options (in shares)										2,276,594
Stock-based compensation			794,000												794,000
Net unrealized loss on short term investments			(2,000)														(2,000)
Foreign currency translation adjustments			132,000														132,000
Issuance of Series B redeemable convertible preferred stock (net of issuance costs), Value								$ 24,976,000
Issuance of Series B redeemable convertible preferred stock (net of issuance costs), Shares								10,509,500
Issuance of Series C redeemable convertible preferred stock (net of issuance costs), Value								$ 142,078,000
Issuance of Series C redeemable convertible preferred stock (net of issuance costs), Shares								39,531,941
Net loss			(89,694,000)																	(89,694,000)
Ending Balance, Value at Dec. 31, 2019			$ 353,692,000					$ 353,692,000	$ 353,692,000
Ending Balance, Shares at Dec. 31, 2019			149,520,445					149,520,445	149,520,445
Ending Balance at Dec. 31, 2019			$ (260,987,000)	$ (260,797,000)						$ 1,000	$ 1,000				3,162,000	$ 3,162,000	189,000	$ 189,000		(264,149,000)	$ (264,149,000)
Ending Balance (in shares) at Dec. 31, 2019										61,354,259	61,354,259
Issuance of common stock upon exercise of stock options				204,000												204,000
Issuance of common stock upon exercise of stock options (in shares)											544,622
Stock-based compensation				1,340,000												1,340,000
Foreign currency translation adjustments				54,000														54,000
Net loss			(79,475,000)	(79,475,000)																	(79,475,000)
Ending Balance, Value at Sep. 30, 2020								$ 353,692,000	$ 353,692,000
Ending Balance, Shares at Sep. 30, 2020								149,520,445	149,520,445
Ending Balance at Sep. 30, 2020			(338,674,000)	(338,674,000)						$ 1,000	$ 1,000				4,706,000	4,706,000	243,000	243,000		(343,624,000)	(343,624,000)
Ending Balance (in shares) at Sep. 30, 2020										61,898,881	61,898,881
Beginning Balance, Value at Dec. 31, 2019			$ 353,692,000					$ 353,692,000	$ 353,692,000
Beginning Balance, Shares at Dec. 31, 2019			149,520,445					149,520,445	149,520,445
Beginning balance at Dec. 31, 2019			$ (260,987,000)	(260,797,000)						$ 1,000	$ 1,000				3,162,000	3,162,000	189,000	189,000		(264,149,000)	(264,149,000)
Beginning balance (in shares) at Dec. 31, 2019										61,354,259	61,354,259
Issuance of common stock upon exercise of stock options			333,000												333,000
Issuance of common stock upon exercise of stock options (in shares)										802,253
Stock-based compensation			1,749,000												1,749,000
Net unrealized loss on short term investments			0
Foreign currency translation adjustments			695,000														695,000
Issuance of warrants			1,357,000												1,357,000
Net loss			(157,784,000)																	(157,784,000)
Ending Balance, Value at Dec. 31, 2020	$ 373,750,000	$ 330,449,580	$ 353,692,000					$ 353,692,000					$ 934						$ (38,301,346)
Ending Balance, Shares at Dec. 31, 2020			149,520,445		37,375,000	33,044,958		149,520,445					9,343,750
Ending Balance at Dec. 31, 2020	(38,300,412)	5,000,008	$ (414,447,000)							$ 1,000		$ 0	$ 934	$ 0	6,601,000		884,000		(38,301,346)	(421,933,000)
Ending Balance (in shares) at Dec. 31, 2020										62,156,512		0	9,343,750
Beginning Balance, Value at Jun. 30, 2020								$ 353,692,000
Beginning Balance, Shares at Jun. 30, 2020								149,520,445
Beginning balance at Jun. 30, 2020			(310,821,000)							$ 1,000					4,209,000		(126,000)			(314,905,000)
Beginning balance (in shares) at Jun. 30, 2020										61,855,158
Issuance of common stock upon exercise of stock options			31,000												31,000
Issuance of common stock upon exercise of stock options (in shares)										43,723
Stock-based compensation			466,000												466,000
Foreign currency translation adjustments			369,000														369,000
Net loss			(28,719,000)																	(28,719,000)
Ending Balance, Value at Sep. 30, 2020								$ 353,692,000	$ 353,692,000
Ending Balance, Shares at Sep. 30, 2020								149,520,445	149,520,445
Ending Balance at Sep. 30, 2020			(338,674,000)	$ (338,674,000)						$ 1,000	$ 1,000				4,706,000	$ 4,706,000	243,000	$ 243,000		(343,624,000)	$ (343,624,000)
Ending Balance (in shares) at Sep. 30, 2020										61,898,881	61,898,881
Beginning balance at Oct. 15, 2020	0											$ 0	$ 0	0					0
Beginning balance (in shares) at Oct. 15, 2020												0	0
Issuance of Class B ordinary shares to Sponsor	25,000												$ 934	24,066
Issuance of Class B ordinary shares to Sponsor (in shares)													9,343,750
Accretion of Class A ordinary shares subject to possible redemption	(33,493,211)													(24,066)					(33,469,145)
Net loss	(4,832,201)	(4,832,201)																	(4,832,201)
Ending Balance, Value at Dec. 31, 2020	373,750,000	330,449,580	$ 353,692,000					$ 353,692,000					$ 934						(38,301,346)
Ending Balance, Shares at Dec. 31, 2020			149,520,445		37,375,000	33,044,958		149,520,445					9,343,750
Ending Balance at Dec. 31, 2020	(38,300,412)	5,000,008	$ (414,447,000)							$ 1,000		$ 0	$ 934	0	6,601,000		884,000		(38,301,346)	(421,933,000)
Ending Balance (in shares) at Dec. 31, 2020										62,156,512		0	9,343,750
Accretion of Class A ordinary shares subject to possible redemption	(266,102)																		(266,102)
Net loss	4,368,352	$ 4,368,352																	4,368,352
Ending Balance, Value at Mar. 31, 2021	$ 38,300,412				$ 373,750,000	$ 334,551,830
Ending Balance, Shares at Mar. 31, 2021	37,375,000	33,455,183
Ending Balance at Mar. 31, 2021	$ (34,198,162)	$ 5,000,008											$ 934						(34,199,096)
Ending Balance (in shares) at Mar. 31, 2021													9,343,750
Beginning Balance, Value at Dec. 31, 2020	373,750,000	330,449,580	$ 353,692,000					$ 353,692,000					$ 934						(38,301,346)
Beginning Balance, Shares at Dec. 31, 2020			149,520,445		37,375,000	33,044,958		149,520,445					9,343,750
Beginning balance at Dec. 31, 2020	(38,300,412)	5,000,008	$ (414,447,000)							$ 1,000		$ 0	$ 934	0	6,601,000		884,000		(38,301,346)	(421,933,000)
Beginning balance (in shares) at Dec. 31, 2020										62,156,512		0	9,343,750
Net loss	$ 1,384,201	$ 1,384,201	(149,800,000)
Ending Balance, Value at Jun. 30, 2021					$ 373,750,000	$ 331,371,370		$ 368,692,000
Ending Balance, Shares at Jun. 30, 2021	37,375,000	33,137,137						153,473,639
Ending Balance at Jun. 30, 2021	$ (37,378,620)	$ 5,000,010	(469,779,000)							$ 1,000			$ 934		46,798,000		780,000		(37,379,554)	(517,358,000)
Ending Balance (in shares) at Jun. 30, 2021										65,230,349			9,343,750
Beginning Balance, Value at Dec. 31, 2020	373,750,000	330,449,580	$ 353,692,000					$ 353,692,000					$ 934						(38,301,346)
Beginning Balance, Shares at Dec. 31, 2020			149,520,445		37,375,000	33,044,958		149,520,445					9,343,750
Beginning balance at Dec. 31, 2020	(38,300,412)	$ 5,000,008	$ (414,447,000)							$ 1,000		$ 0	$ 934	$ 0	6,601,000		884,000		(38,301,346)	(421,933,000)
Beginning balance (in shares) at Dec. 31, 2020										62,156,512		0	9,343,750
Issuance of common stock upon exercise of stock options			1,796,000												1,796,000
Issuance of common stock upon exercise of stock options (in shares)										3,496,569
Gain on extinguishment of convertible loan			36,782,000												36,782,000
Stock-based compensation			3,560,000												3,560,000
Foreign currency translation adjustments			(321,000)														(321,000)
Issuance of Series C redeemable convertible preferred stock (net of issuance costs), Value								$ 15,000,000
Issuance of Series C redeemable convertible preferred stock (net of issuance costs), Shares								3,953,194
Net loss	(2,003,820)		(149,797,000)		$ (1,603,056)		$ (400,764)													(149,797,000)
Ending Balance, Value at Sep. 30, 2021	373,750,000		$ 368,692,000					$ 368,692,000
Ending Balance, Shares at Sep. 30, 2021			153,809,943		37,375,000			153,473,639
Ending Balance at Sep. 30, 2021	(40,766,641)		$ (522,427,000)							$ 1,000			$ 934		48,739,000		563,000		(40,767,575)	(571,730,000)
Ending Balance (in shares) at Sep. 30, 2021										65,653,081			9,343,750
Beginning Balance, Value at Mar. 31, 2021	$ 38,300,412				$ 373,750,000	$ 334,551,830
Beginning Balance, Shares at Mar. 31, 2021	37,375,000	33,455,183
Beginning balance at Mar. 31, 2021	$ (34,198,162)	$ 5,000,008											$ 934						(34,199,096)
Beginning balance (in shares) at Mar. 31, 2021													9,343,750
Accretion of Class A ordinary shares subject to possible redemption	(196,307)																		(196,307)
Net loss	$ (2,984,151)	$ (2,984,151)																	(2,984,151)
Ending Balance, Value at Jun. 30, 2021					373,750,000	$ 331,371,370		$ 368,692,000
Ending Balance, Shares at Jun. 30, 2021	37,375,000	33,137,137						153,473,639
Ending Balance at Jun. 30, 2021	$ (37,378,620)	$ 5,000,010	(469,779,000)							$ 1,000			$ 934		46,798,000		780,000		(37,379,554)	(517,358,000)
Ending Balance (in shares) at Jun. 30, 2021										65,230,349			9,343,750
Issuance of common stock upon exercise of stock options			291,000												291,000
Issuance of common stock upon exercise of stock options (in shares)										422,732
Stock-based compensation			1,650,000												1,650,000
Foreign currency translation adjustments			(217,000)														(217,000)
Net loss	(3,388,021)		(54,372,000)		$ (2,710,417)		$ (677,604)												(3,388,021)	(54,372,000)
Ending Balance, Value at Sep. 30, 2021	373,750,000		$ 368,692,000					$ 368,692,000
Ending Balance, Shares at Sep. 30, 2021			153,809,943		37,375,000			153,473,639
Ending Balance at Sep. 30, 2021	$ (40,766,641)		$ (522,427,000)							$ 1,000			$ 934		$ 48,739,000		$ 563,000		$ (40,767,575)	$ (571,730,000)
Ending Balance (in shares) at Sep. 30, 2021										65,653,081			9,343,750